3 - Marketable Debt Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Details
Available-for-sale Securities, Basis for Valuation, Other than Equity Securities	Debt securities available for sale are carried at estimated fair market value.
Proceeds from Sale of Securities, Operating Activities	$ 797,246	$ 0
Available-for-sale Securities, Gross Realized Gains	56,113
Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof	14,540,000	18,350,000
Gross Gains realized from Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof	$ 13,859	$ 9